Significant Accounting Policies (Details) - Iris	3 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) item $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 04, 2025 USD ($) shares	Dec. 20, 2024 USD ($) shares	Sep. 05, 2024 USD ($)	Mar. 07, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Sep. 07, 2023 USD ($)
Significant Accounting Policies
Cash held outside the trust account	$ 62,242		$ 65,343					$ 156,425
Restricted cash	27,347		12,347					85,084
Cash and Cash Equivalents held in Trust Account	$ 1,345,389		$ 2,016,274					$ 4,291,332
Class A common stock pending redemption (in shares) | shares	59,844		64,453	59,844	64,453
Restricted cash held in trust account, amount owed to the stockholders	$ 702,359		$ 739,195
Redemption value per share | $ / shares	$ 9.51		$ 10.07					$ 9.96
Class A common stock in the calculation of diluted income per share | shares	11,913,333		11,913,333
Number of classes of common stock | item	2
Unrecognized tax benefits	$ 0		$ 0					$ 0
Unrecognized tax benefits accrued for interest and penalties	0		0					0
Extension deposits due from Sponsor	192,083		160,677					$ 0
Vendors agreed to forgive outstanding payables	365,189		350,000
Forgive of cash payments	250,000		75,000
Forgiveness of unrelated vendor payables	115,189
Excise tax incurred									$ 103,587
Accrued interest and penalties	$ 136,032		$ 129,008	$ 7,024	$ 7,392	$ 5,372	$ 12,657		$ 43,867
Penalty percentage for failure to pay penalty of excise tax payable	0.50%
Interest and penalty expense	$ 31,782	$ 0